Reportable Segments - Schedule of Reportable Segment Depreciation and Amortization and Capital Expenditures (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortization
Depreciation and amortization					$ 1,941,654	$ 651,761	$ 1,323,467	$ 678
Capital expenditures
Capital expenditures					22,776	50,507	55,267	4,335
Interest expense
Interest expense	$ 755,866	$ 115,385	$ 341,835	$ 351,145	1,727,110	466,530	211,459	191,323
Operating Segments [Member]
Interest expense
Interest expense					1,727,110	466,530
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Interest expense
Interest expense					(1,727,110)	(466,530)	1,200	191,323
Technology Segment [Member]
Depreciation and amortization
Depreciation and amortization					7,890	2,971	4,680	678
Capital expenditures
Capital expenditures					22,776	15,357	20,117	4,335
Technology Segment [Member] | Operating Segments [Member]
Interest expense
Interest expense					64,171	55,678	77,128	191,323
Technology Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Interest expense
Interest expense					1,492,284	348,873
Telehealth Segment [Member]
Depreciation and amortization
Depreciation and amortization					1,933,764	648,790	1,318,787	0
Capital expenditures
Capital expenditures					0	35,150	35,150	0
Telehealth Segment [Member] | Operating Segments [Member]
Interest expense
Interest expense					$ 170,655	$ 61,979	$ 133,131	$ 0